Long-Term Debt, Annual Principal Payments (Details) - Maui Term Loan Facility [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt [Abstract]
Weighted average interest rate	7.64%
Annual Principal Payments [Abstract]
2026	$ 770
2027	2,280
2028	10,450
Total	$ 13,500	$ 13,900